UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	12/31/2018

Item 1. Schedule of Investments

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.3%
Common Stocks
Aerospace & Defense 1.0%
Hexcel Corp.	498,917	$ 28,607,901
Air Freight & Logistics 0.3%
XPO Logistics, Inc.*	164,725	9,395,914
Airlines 0.7%
Spirit Airlines, Inc.*	333,208	19,299,407
Auto Components 0.2%
Dorman Products, Inc.*	76,027	6,843,951
Banks 10.6%
Ameris Bancorp	371,881	11,777,471
Bank OZK(a)	245,129	5,596,295
BankUnited, Inc.	1,865,218	55,844,627
Byline Bancorp, Inc.*	761,427	12,685,374
Eagle Bancorp, Inc.*(a)	245,779	11,971,895
East West Bancorp, Inc.	1,580,966	68,819,450
Heritage Financial Corp.	120,569	3,583,311
Pinnacle Financial Partners, Inc.(a)	1,415,419	65,250,816
Seacoast Banking Corp. of Florida*(a)	1,046,055	27,218,351
Union Bankshares Corp.	364,462	10,288,762
Wintrust Financial Corp.	502,335	33,400,254
		306,436,606
Biotechnology 2.9%
Amicus Therapeutics, Inc.*(a)	2,522,267	24,163,318
Argenx SE (Netherlands), ADR*	168,687	16,205,760
La Jolla Pharmaceutical Co.*(a)	926,121	8,733,321
Ligand Pharmaceuticals, Inc.*(a)	104,504	14,181,193
Mirati Therapeutics, Inc.*(a)	321,091	13,620,680
Natera, Inc.*	454,867	6,349,943
		83,254,215
Building Products 0.8%
JELD-WEN Holding, Inc.*(a)	646,753	9,190,360
Owens Corning	336,857	14,814,971
		24,005,331

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 3.1%
Affiliated Managers Group, Inc.	226,749	$ 22,094,423
BrightSphere Investment Group PLC	1,866,883	19,938,310
Focus Financial Partners, Inc. (Class A Stock)*	188,816	4,971,525
Lazard Ltd. (Class A Stock)	895,619	33,057,297
Moelis & Co. (Class A Stock)	255,970	8,800,249
		88,861,804
Chemicals 2.5%
Ferro Corp.*	1,773,159	27,803,133
Olin Corp.(a)	916,487	18,430,554
PolyOne Corp.	874,230	25,002,978
		71,236,665
Commercial Services & Supplies 2.3%
Advanced Disposal Services, Inc.*	944,729	22,616,812
BrightView Holdings, Inc.*	469,384	4,792,411
Mobile Mini, Inc.	1,255,977	39,877,270
		67,286,493
Construction & Engineering 1.2%
Great Lakes Dredge & Dock Corp.*	2,672,124	17,689,461
Quanta Services, Inc.	567,919	17,094,362
		34,783,823
Construction Materials 1.4%
Summit Materials, Inc. (Class A Stock)*(a)	3,267,014	40,510,974
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	254,100	11,487,861
Electric Utilities 2.4%
El Paso Electric Co.	538,612	27,000,620
Evergy, Inc.	762,516	43,288,033
		70,288,653
Electronic Equipment, Instruments & Components 2.5%
CDW Corp.	892,689	72,352,443

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.6%
Cactus, Inc. (Class A Stock)*	409,315	$ 11,219,324
KLX Energy Services Holdings, Inc.*(a)	268,279	6,291,143
		17,510,467
Entertainment 0.8%
IMAX Corp.*	1,265,696	23,807,742
Equity Real Estate Investment Trusts (REITs) 7.2%
American Campus Communities, Inc.	812,930	33,647,173
Colony Capital, Inc.	1,893,696	8,862,497
Columbia Property Trust, Inc.	1,636,099	31,658,516
Douglas Emmett, Inc.	243,856	8,322,805
Gaming & Leisure Properties, Inc.	1,409,013	45,525,210
Hersha Hospitality Trust	1,829,409	32,087,834
Pebblebrook Hotel Trust	900,679	25,498,222
Retail Opportunity Investments Corp.	481,832	7,651,492
Summit Hotel Properties, Inc.	1,426,252	13,877,432
		207,131,181
Food & Staples Retailing 2.4%
Performance Food Group Co.*	1,256,815	40,557,420
Sprouts Farmers Market, Inc.*(a)	1,192,060	28,025,331
		68,582,751
Food Products 1.9%
Adecoagro SA (Argentina)*	3,266,400	22,734,144
Darling Ingredients, Inc.*	1,636,854	31,493,071
		54,227,215
Health Care Equipment & Supplies 2.5%
Glaukos Corp.*	109,365	6,143,032
Hill-Rom Holdings, Inc.	290,586	25,731,390
Inogen, Inc.*	33,410	4,148,520
Integra LifeSciences Holdings Corp.*	449,817	20,286,747
Merit Medical Systems, Inc.*	271,285	15,140,416
		71,450,105
Health Care Providers & Services 1.4%
Guardant Health, Inc.*(a)	241,833	9,090,502

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*	25,086	$ 1,496,380
Premier, Inc. (Class A Stock)*(a)	833,257	31,122,149
		41,709,031
Health Care Technology 0.4%
Teladoc Health, Inc.*(a)	254,441	12,612,640
Hotels, Restaurants & Leisure 5.0%
Penn National Gaming, Inc.*	483,846	9,110,820
Planet Fitness, Inc. (Class A Stock)*	883,118	47,352,787
Texas Roadhouse, Inc.	387,446	23,130,526
Vail Resorts, Inc.	310,320	65,421,663
		145,015,796
Independent Power & Renewable Electricity Producers 1.0%
Clearway Energy, Inc. (Class A Stock)	474,274	8,024,716
Clearway Energy, Inc. (Class C Stock)	372,491	6,425,470
NextEra Energy Partners LP	334,409	14,396,307
		28,846,493
Insurance 0.6%
Brighthouse Financial, Inc.*(a)	571,495	17,419,168
Internet & Direct Marketing Retail 0.4%
Stamps.com, Inc.*	64,587	10,052,321
IT Services 1.7%
Evo Payments, Inc. (Class A Stock)*	545,262	13,451,614
GreenSky, Inc. (Class A Stock)*	870,813	8,333,680
InterXion Holding NV (Netherlands)*	479,165	25,951,576
		47,736,870
Life Sciences Tools & Services 0.8%
PRA Health Sciences, Inc.*	263,861	24,264,658
Machinery 4.1%
Gardner Denver Holdings, Inc.*	1,193,383	24,404,682
Milacron Holdings Corp.*	571,091	6,790,272
NN, Inc.	1,839,297	12,341,683
Rexnord Corp.*	1,809,503	41,528,094

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Terex Corp.	410,493	$ 11,317,292
Trinity Industries, Inc.	1,125,876	23,181,787
		119,563,810
Media 0.8%
AMC Networks, Inc. (Class A Stock)*(a)	301,211	16,530,460
Cardlytics, Inc.*(a)	668,303	7,237,721
		23,768,181
Mortgage Real Estate Investment Trusts (REITs) 1.7%
MFA Financial, Inc.	5,578,867	37,266,831
Starwood Property Trust, Inc.	632,473	12,466,043
		49,732,874
Multi-Utilities 0.8%
NiSource, Inc.	909,607	23,058,537
Oil, Gas & Consumable Fuels 3.9%
SemGroup Corp. (Class A Stock)(a)	638,103	8,793,060
Tallgrass Energy LP(a)	1,960,092	47,708,639
WPX Energy, Inc.*	4,981,352	56,538,345
		113,040,044
Pharmaceuticals 1.8%
Aerie Pharmaceuticals, Inc.*(a)	309,106	11,158,727
Catalent, Inc.*	322,538	10,056,735
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	104,562	10,183,293
Horizon Pharma PLC*	1,104,247	21,576,986
		52,975,741
Professional Services 0.8%
Korn/Ferry International	618,665	24,462,014
Real Estate Management & Development 2.1%
Howard Hughes Corp. (The)*	609,806	59,529,262

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.8%
Genesee & Wyoming, Inc. (Class A Stock)*	252,978	$ 18,725,432
Saia, Inc.*	576,699	32,191,338
		50,916,770
Semiconductors & Semiconductor Equipment 2.6%
Brooks Automation, Inc.	663,396	17,367,707
Marvell Technology Group Ltd.	1,721,754	27,875,197
Monolithic Power Systems, Inc.	134,819	15,672,709
Universal Display Corp.(a)	158,302	14,812,318
		75,727,931
Software 6.9%
Carbon Black, Inc.*(a)	923,452	12,392,726
CyberArk Software Ltd. (Israel)*	621,185	46,054,656
HubSpot, Inc.*(a)	380,290	47,813,862
New Relic, Inc.*	109,797	8,890,263
Paycom Software, Inc.*(a)	267,644	32,773,008
Trade Desk, Inc. (The) (Class A Stock)*	189,732	22,020,296
Varonis Systems, Inc.*	540,704	28,603,241
		198,548,052
Specialty Retail 6.4%
Burlington Stores, Inc.*(a)	195,707	31,835,658
Five Below, Inc.*	333,863	34,160,862
Hudson Ltd. (Class A Stock)*	650,411	11,154,549
Party City Holdco, Inc.*(a)	2,157,522	21,532,070
Tractor Supply Co.	381,837	31,860,479
Ulta Beauty, Inc.*	218,566	53,513,699
		184,057,317
Textiles, Apparel & Luxury Goods 1.4%
G-III Apparel Group Ltd.*	338,619	9,444,084
Steven Madden Ltd.	1,062,171	32,141,294
		41,585,378
Trading Companies & Distributors 2.2%
Beacon Roofing Supply, Inc.*	1,141,613	36,211,964

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
MSC Industrial Direct Co., Inc. (Class A Stock)	191,021	$ 14,693,335
Univar, Inc.*(a)	666,224	11,818,814
		62,724,113

Total Long-Term Investments (cost $2,786,669,106)		2,784,708,503

Short-Term Investments 13.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	91,444,031	91,444,031
PGIM Institutional Money Market Fund (cost $288,650,939; includes $288,157,887 of cash collateral for securities on loan)(b)(w)	288,661,172	288,632,306

Total Short-Term Investments (cost $380,094,970)		380,076,337

TOTAL INVESTMENTS 109.5% (cost $3,166,764,076)		3,164,784,840
Liabilities in excess of other assets (9.5)%		(274,293,520)

Net Assets 100.0%		$ 2,890,491,320

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,524,851; cash collateral of $288,157,887 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 28,607,901	$—	$—
Air Freight & Logistics	9,395,914	—	—
Airlines	19,299,407	—	—
Auto Components	6,843,951	—	—
Banks	306,436,606	—	—
Biotechnology	83,254,215	—	—
Building Products	24,005,331	—	—
Capital Markets	88,861,804	—	—
Chemicals	71,236,665	—	—
Commercial Services & Supplies	67,286,493	—	—
Construction & Engineering	34,783,823	—	—
Construction Materials	40,510,974	—	—
Diversified Telecommunication Services	11,487,861	—	—
Electric Utilities	70,288,653	—	—
Electronic Equipment, Instruments & Components	72,352,443	—	—
Energy Equipment & Services	17,510,467	—	—
Entertainment	23,807,742	—	—
Equity Real Estate Investment Trusts (REITs)	207,131,181	—	—
Food & Staples Retailing	68,582,751	—	—
Food Products	54,227,215	—	—
Health Care Equipment & Supplies	71,450,105	—	—
Health Care Providers & Services	41,709,031	—	—
Health Care Technology	12,612,640	—	—
Hotels, Restaurants & Leisure	145,015,796	—	—
Independent Power & Renewable Electricity Producers	28,846,493	—	—
Insurance	17,419,168	—	—
Internet & Direct Marketing Retail	10,052,321	—	—
IT Services	47,736,870	—	—
Life Sciences Tools & Services	24,264,658	—	—
Machinery	119,563,810	—	—
Media	23,768,181	—	—
Mortgage Real Estate Investment Trusts (REITs)	49,732,874	—	—
Multi-Utilities	23,058,537	—	—
Oil, Gas & Consumable Fuels	113,040,044	—	—
Pharmaceuticals	52,975,741	—	—
Professional Services	24,462,014	—	—
Real Estate Management & Development	59,529,262	—	—
Road & Rail	50,916,770	—	—
Semiconductors & Semiconductor Equipment	75,727,931	—	—
Software	198,548,052	—	—
Specialty Retail	184,057,317	—	—
Textiles, Apparel & Luxury Goods	41,585,378	—	—

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$ 62,724,113	$—	$—

Affiliated Mutual Funds	380,076,337	—	—
Total	$3,164,784,840	$—	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    February 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    February 14, 2019

*	Print the name and title of each signing officer under his or her signature.